Related parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Details of Balances [Abstract]
Credit receivables (current)	$ 20,101		$ 23,067
Credit receivables (non-current)	15,182		10,082
Total receivables from related parties	35,283		33,149
Credit payables (current)	6,379		18,477
Credit payables (non-current)	5,700		6,810
Total payables to related parties	12,079		25,287
Transactions with Related Party [Abstract]
Financial income	1,848	$ 6,413
Financial expenses	(277,000)	(289,439)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Credit payables (non-current)	9,600		21,100
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Credit receivables (current)	16,900		15,500
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)	2,400		$ 4,200
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	1,547	1,493
Financial expenses	$ (89)	$ (119)